Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
Derivatives Associated With Legacy Mortgage Servicing Activities
The following table summarizes FHN’s derivatives associated with legacy mortgage servicing activities for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$55,000	$-	$26	$9,993
Interest Rate Swaps and Swaptions	$1,712,600	$7,371	$6,350	$5,886
Hedged Items:
Mortgage Servicing Rights	N/A	$111,363	N/A	$(12)
Other Retained Interests	N/A	$17,987	N/A	$1,614

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities	Gains/(Losses)
Retained Interests Hedging
Hedging Instruments:
Forwards and Futures	$3,295,000	$32,709	$614	$35,851
Interest Rate Swaps and Swaptions	$1,781,000	$6,886	$30,582	$29,861
Hedged Items:
Mortgage Servicing Rights	N/A	$140,619	N/A	$(27,474)
Other Retained Interests	N/A	$26,106	N/A	$2,568

Derivatives Associated With Capital Markets Trading Activities
The following table summarizes FHN’s derivatives associated with capital markets trading activities as of December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,447,895	$128,832	$949
Offsetting Upstream Interest Rate Contracts	1,447,895	949	128,832
Forwards and Futures Purchased	1,578,656	323	1,920
Forwards and Futures Sold	2,023,687	1,527	600

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$1,484,514	$119,313	$3,275
Offsetting Upstream Interest Rate Contracts	1,484,514	3,275	119,314
Forwards and Futures Purchased	2,270,093	584	5,458
Forwards and Futures Sold	2,587,568	6,440	1,171

Derivatives Associated With Interest Rate Risk Management Activities
The following tables summarize FHN’s derivatives associated with interest rate risk management activities for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$981,264	$55,216	$292		$(14,252)
Offsetting Upstream Interest Rate Contracts (a)	$981,264	$292	$56,416		$15,152
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$97,957	$2,667		$(31,565)
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$31,565	(d)

	December 31, 2011
(Dollars in thousands)	Notional	Assets	Liabilities		Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,038,500	$69,650	$474		$(3,333)
Offsetting Upstream Interest Rate Contracts (a)	$1,038,500	$474	$71,750		$3,078
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$1,604,000	$126,968	$-		$29,320
Hedged Items:
Term Borrowings (b)	N/A	N/A	$1,604,000	(c)	$(29,320)	(d)

  Gains/losses included in the Other expense section of the Consolidated Statements of Income.
  Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
  Represents par value of term borrowings being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Schedule Of Derivative Activities Associated With Trust Preferred Loans
The following tables summarize FHN’s derivative activities associated with held-to-maturity trust preferred loans for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$56,750	N/A		$2,042	$6,766
Hedged Items:
Trust Preferred Loans (a)	N/A	$56,750	(b)	N/A	$(6,720)	(c)

	December 31, 2011
(Dollars in thousands)	Notional	Assets		Liabilities	Gains/(Losses)
Loan Portfolio Hedging
Hedging Instruments:
Interest Rate Swaps	$196,250	N/A		$8,809	$8,389
Hedged Items:
Trust Preferred Loans (a)	N/A	$196,250	(b)	N/A	$(8,361)	(c)

  Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
  Represents principal balance being hedged.
  Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.